SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to goodwill, tax assets and liabilities, fair values of stock-based awards, allowance for credit losses. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars
b.	Financial statements in United States dollars

A majority of the revenues of the Group are denominated in U.S. dollars ("dollar" or "dollars"). The dollar is the primary currency of the economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

Principles of consolidation
c.	Principles of consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Restricted cash
e.	Restricted cash
Restricted cash is a deposit account which is held by the Company on behalf of Company's customers.
Property and equipment, net
f.	Property and equipment, net

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
g.	Impairment of long-lived assets

The Company's long-lived assets (assets group) to be held or used, including property and equipment, and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill
h.	Goodwill

Goodwill and other certain purchased intangible assets have been recorded in the Company’s financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired.

Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit would exceed its estimated fair value, the Company would have recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the test for Goodwill Impairment, which was adopted as of January 1, 2020.

The Company’s goodwill balance is only assigned to its Enterprise reporting unit. The Company performs an annual impairment test of its reporting unit as of the 1st of October of each year, or more frequently if impairment indicators are present. The Company identified impairment indicators during the year and performed a goodwill impairment test for the Enterprise reporting unit, using the income approach to value the reporting unit fair value. The impairment test resulted in a goodwill impairment of $617.

In addition, as part of the Company's annual impairment test procedures, it has reassessed the results of the impairment test performed during the second quarter of 2020 and concluded that an additional impairment is required as of December 31, 2020 at the amount of $1,106.

The material assumptions used for the income approach were five (5) years of projected cash flows and discount rate of 25%.

Severance pay
i.	Severance pay:

Some of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expense (income) for the years ended December 31, 2020 and 2019 amounted to approximately $(525) and $109 respectively.

Revenue recognition
j.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

The Company recognizes revenue under the five-step methodology required under ASC 606, “Revenue from Contracts with Customers”, which requires the Company to identify the contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified, and recognize revenue when (or as) each performance obligation is satisfied.

The Company’s primary revenue categories, related performance obligations, and associated recognition patterns are as follows:

Revenue Recognition for software license fee - software license fee revenue is recognized when the customer has access to the license and the right to use and benefit from the license.

In cases when the conditions require delivery, then delivery must have occurred for purposes of revenue recognition.

Revenue Recognition for managed services arrangement - Managed services arrangements include management application and ongoing support.

The revenue from managed services arrangement is recognized over the time of the service.

Revenue Recognition for maintenance - Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Arrangements with multiple performance obligations - Many of the Company’s agreements include software license bundled with maintenance and supports. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific element sold separately, historical actual pricing practices accordance with ASC 606. The determination of SSP requires the exercise of judgement. For maintenance and support, the Company determines the SSP based on the price at which the Company sells s renewal contract.

Research and development expenses
k.	Research and development expenses:

Research and development costs are charged to the consolidated statements of operation, as incurred. Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the statement of operation when incurred.

Income taxes
l.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC Topic No. 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Accounting for share-based compensation
m.	Accounting for share-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of income (loss).

The Company recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its stock-option compensation awards and values restricted stock units based on the market value of the underlying shares at the date of grant.

No options were granted in 2020 and 2019.

Concentrations of credit risk
n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and other account receivable.

Cash, cash equivalents and restricted cash are deposited with major banks in Israel, Hong Kong and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

The Company establishes an allowance for credit losses based on historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay. Allowance for credit losses as of December 31, 2019 and 2020, amounted to $69 and $75, respectively. During the year ended December 31, 2020, no amount of the allowance for credit losses balance was collected.

The allowance for credit losses is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company has no off-balance-sheet concentrations of credit risk.

Basic and diluted net earnings (loss) per share
o.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No.260, "Earnings Per Share".

Preferred shares have been included together with the Ordinary shares as a component of both basic and dilutive earnings (loss) per share as these securities participate equally with the Ordinary shares in the profits, losses and liquidation values.

No options have been included in the calculation of the diluted net earnings per share due to the Company’s losses during all the years presented.

Derivatives instruments
p.	Derivatives instruments:

ASC No. 815, "Derivatives and Hedging"("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. The Company entered into put and call option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense, when they occur.

During 2020, 2019 and 2018, the Company entered into forward, call and put option contracts in the aggregate notional amounts of $1,193 $2,193 and $2,100, respectively, which converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of exchange rate fluctuations on the Company's cash flow. In 2020, 2019 and 2018, the revaluation income (expenses) from these contracts with respect to the above transactions were $(4), $4 and $(9), respectively, and are presented in the statements of operations as financial income (expense), net. As of December 31, 2020, the Company had no outstanding call and put option contracts.

Comprehensive income (loss)
q.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

Treasury shares
r.	Treasury shares:

Company shares held as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity.

Impact of recently adopted accounting standards
s.	Impact of recently adopted accounting standards:

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB subsequently issued amendments to ASU 2016-13, which have the same effective date and transition date of January 1, 2020. This standard requires entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings and report credit losses using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks.

The Company adopted Topic 326 using the effective date of January 1, 2020, based on the composition of the Company’s trade receivables, investment portfolio and other financial assets, current economic conditions and historical credit loss activity. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amended guidance simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amended guidance, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying value, and an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to that reporting unit. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. The Company adopted this standard prospectively effective January 1, 2020. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Impact of recently issued accounting standards
t.	Impact of recently issued accounting standards:

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2020-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The Company is currently evaluating the impact of the new guidance on the Company’s consolidated financial statements.